ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Summary of final purchase price allocations, at fair values
The purchase price allocations, at fair value, as at December 31, 2023, with respect to the business combinations are as follows:

(MILLIONS)	Brazil Wind Portfolio	U.S. Renewable Portfolio(1)	India Renewable Portfolio(1)	Brazil Wind Portfolio(1)	U.K. Wind Portfolio(1)	Total
Cash and cash equivalents	$10	$88	$27	$1	$60	$186
Restricted cash	—	111	32	—	1	144
Trade receivables and other current assets	9	127	69	4	26	235
Property, plant and equipment	130	3,937	851	40	995	5,953
Deferred tax assets	—	—	22	—	—	22
Financial instruments assets(2)	—	38	—	—	8	46
Equity accounted investments	—	36	8	—	—	44
Other non-current assets	19	54	39	5	—	117
Accounts payable and accrued liabilities	(22)	(88)	(62)	(2)	(13)	(187)
Current portion of non-recourse borrowings	(4)	(187)	(35)	(2)	(61)	(289)
Financial instruments liabilities(2)	—	(1,037)	—	—	(65)	(1,102)
Non-recourse borrowings	(45)	(905)	(581)	(17)	(236)	(1,784)
Deferred income tax liabilities	—	(29)	(48)	—	(151)	(228)
Provisions	(2)	(219)	—	—	(6)	(227)
Other long-term liabilities	—	(130)	(19)	(6)	(58)	(213)
Fair value of net assets acquired	95	1,796	303	23	500	2,717
Non-controlling interests	—	(343)	(37)	—	(34)	(414)
Goodwill	—	—	181	—	159	340
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$95	$1,453	$447	$23	$625	$2,643
(1)The purchase price allocation is preliminary as at December 31, 2023. Brookfield Renewable is currently assessing the fair value of Property, plant and equipment, Financial instruments, Provisions, Deferred tax, Non-recourse borrowings, Other long-term liabilities and Goodwill for the purchase price allocation and expect to finalize the balances in 2024 within the one year measurement period. Refer to Note 7 - Other income for more details.
(2)Includes both short-term and long-term balances.
The final purchase price allocation, at fair value, as at December 31, 2023, with respect to the U.S. Distributed Generation Portfolio business combination is as follows:

(MILLIONS)	U.S. Distributed Generation Portfolio
Cash and cash equivalents	$33
Restricted cash	6
Trade receivables and other current assets	13
Property, plant and equipment	744
Financial instruments assets	10
Deferred income tax assets	3
Other non-current assets	21
Accounts payable and accrued liabilities	(66)
Current portion of non-recourse borrowings	(10)
Financial instruments liabilities	(7)
Non-recourse borrowings	(312)
Provisions	(22)
Other long-term liabilities	(35)
Fair value of net assets acquired	378
Goodwill	236
Total fair value of net assets acquired including goodwill	$614
The final purchase price allocation, at fair value, as at December 31, 2023, with respect to the U.S. Wind Portfolio business combination is as follows:

(MILLIONS)	U.S. Wind Portfolio
Cash and cash equivalents	$26
Restricted cash	5
Trade receivables and other current assets	13
Assets classified as held for sale	234
Property, plant and equipment	1,700
Financial instruments assets	2
Other non-current assets	10
Accounts payable and accrued liabilities	(38)
Liabilities classified as held for sale	(143)
Financial instruments liabilities	(628)
Provisions	(22)
Other long-term liabilities	(45)
Fair value of net assets acquired	1,114
Non-controlling interests	(23)
Goodwill	1
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$1,092
The purchase price allocations, at fair value, as at December 31, 2022, with respect to the business combinations are as follows:

(MILLIONS)	Chile Distributed Generation Portfolio	Europe Utility-scale Solar Portfolio	U.S. Utility-scale Solar Portfolio (1)	U.S. Distributed Generation Portfolio(2)(3)	US Wind Portfolio(2)(4)	Total
Cash and cash equivalents	$2	$3	$22	$33	$26	$86
Restricted cash	—	—	6	6	5	17
Trade receivables and other current assets	2	30	48	13	13	106
Assets classified as held for sale(4)	—	—	—	—	240	240
Property, plant and equipment	21	1	561	708	1,796	3,087
Deferred tax assets	—	—	—	10	—	10
Financial instruments assets(5)	—	—	—	10	2	12
Other non-current assets	1	—	4	21	22	48
Accounts payable and accrued liabilities	(1)	(5)	(32)	(66)	(38)	(142)
Current portion of non-recourse borrowings	—	—	—	(9)	—	(9)
Liabilities classified as held for sale(4)	—	—	—	—	(135)	(135)
Financial instruments liabilities(5)	—	—	(15)	(15)	(725)	(755)
Non-recourse borrowings	(6)	—	(48)	(346)	—	(400)
Deferred income tax liabilities	—	(7)	(43)	—	—	(50)
Provisions	—	—	—	(25)	(29)	(54)
Other long-term liabilities	—	—	(30)	(35)	(68)	(133)
Fair value of net assets acquired	19	22	473	305	1,109	1,928
Non-controlling interests	—	—	—	—	(26)	(26)
Goodwill	18	68	287	309	9	691
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$37	$90	$760	$614	$1,092	$2,593
(1)During the year ended December 31, 2022, Brookfield Renewable recorded purchase price allocation adjustment of $176 million primarily to Property, plant and equipment, Deferred tax asset, Other non-current assets, Deferred income tax liabilities and Other long-term liabilities.
(2)The purchase price allocation was preliminary as at December 31, 2022 and was finalized during the year ended December 31, 2023.
(3)During the ended December 31, 2022, Brookfield Renewable recorded purchase price allocation adjustments of $97 million primarily to Property, plant and equipment, at fair value, Deferred tax assets and Deferred income tax liabilities.
(4)Refer to Note 4 - Disposal of assets.
(5)Includes both short-term and long-term balances.
The purchase price allocation, at fair value, as at December 31, 2021, with respect to the business combinations are as follows:

(MILLIONS)	Oregon Wind Portfolio	U.S. Distributed Generation Portfolio	Total
Cash and cash equivalents	$1	$1	$2
Restricted cash	49	5	54
Trade receivables and other current assets	28	23	51
Property, plant and equipment	1,643	723	2,366
Current liabilities	(10)	(6)	(16)
Current portion of non-recourse borrowings	(74)	(7)	(81)
Financial instruments	(16)	—	(16)
Non-recourse borrowings	(761)	(133)	(894)
Provisions	(83)	(16)	(99)
Other long-term liabilities	(33)	(23)	(56)
Fair value of net assets acquired	744	567	1,311
Goodwill	—	117	117
Total fair value of net assets acquired including goodwill, net of non-controlling interests	$744	$684	$1,428